INCOME TAXES (Tax Expense) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current income tax expense	$ 364,906	$ 1,636,419	$ 5,136,010	$ 4,759,838	$ 11,897,173	$ 21,961,627	$ 15,937,143
Statutory tax rate					25.00%
Tax rate prior to 2008					33.00%